S-K 1602(a)(3) Forepart, Sponsor Compensation - Class A Ordinary Shares [Member]	Jun. 02, 2026 USD ($) $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	600,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount | $	$ 6,000,000